Subsequent events (Details Narrative)			12 Months Ended
	Apr. 21, 2026 SGD ($) $ / shares	Apr. 20, 2026 SGD ($)	Dec. 31, 2025 SGD ($)	May 14, 2026 $ / shares	Mar. 11, 2026	Jan. 29, 2026 SGD ($)	Dec. 31, 2025 $ / shares
Subsequent Event [Line Items]
Authorized share capital | $			$ 13,838,458
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par value							$ 0.008
Common Class B [Member]
Subsequent Event [Line Items]
Common stock, par value							$ 0.008
Cuprina Pte. Ltd. [Member]
Subsequent Event [Line Items]
Percentage of direct or indirect interests							100.00%
Cuprina MENA Co., Ltd. [Member]
Subsequent Event [Line Items]
Percentage of direct or indirect interests							49.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Outstanding percentage	20.00%
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par value	$ 0.001			$ 0.001
Authorized share capital | $	$ 100,000	$ 50,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock, par value	$ 0.008			$ 0.008
Subsequent Event [Member] | Cuprina Pte. Ltd. [Member]
Subsequent Event [Line Items]
Percentage of direct or indirect interests						50.10%
Subsequent Event [Member] | Cuprina MENA Co., Ltd. [Member]
Subsequent Event [Line Items]
Percentage of direct or indirect interests					49.00%
Cuprina & Aidonie Pte. Ltd. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Working capital | $						$ 250,000